Document and Entity Information	12 Months Ended
Mar. 31, 2023 shares
Document Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Mar. 31, 2023
Entity File Number	001-39360
Entity Registrant Name	Skillful Craftsman Education Technology Limited
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Floor 4, Building 1, No. 311, Yanxin Road
Entity Address, Address Line Two	Huishan District
Entity Address, City or Town	Wuxi
Entity Address, Country	CN
Entity Address, Postal Zip Code	214000
Title of 12(b) Security	Ordinary shares, par value$0.0002 per share
Trading Symbol	EDTK
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Name	TPS Thayer, LLC
Auditor Firm ID	6706
Auditor Location	Sugar Land, Texas
Entity Common Stock, Shares Outstanding	15,691,667
Entity Central Index Key	0001782309
Current Fiscal Year End Date	--03-31
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Amendment Flag	false
Business Contact
Document Information
Entity Address, Address Line One	Floor 4, Building 1, No. 311, Yanxin Road
Entity Address, Address Line Two	Huishan District
Entity Address, City or Town	Wuxi
Entity Address, Country	CN
Entity Address, Postal Zip Code	214000
City Area Code	86
Contact Personnel Name	Xiaofeng Gao
Local Phone Number	0510-81805788